Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in loans and borrowings arising from investing and financing activities
Balance - beginning of year	$ 828,024	$ 540,682
Draw down on revolving credit facility	253,667	299,800
Proceeds for liability component of convertible notes issued	127,155	0
Repayment of loans and borrowings	(293,000)	(13,333)
Interest paid	(64,824)	(33,590)
Transaction costs	(6,962)	(3,024)
Interest and accretion expense	79,142	42,447
Loss (gain) on modification of revolving credit facility	4,349	(4,958)
Balance – end of year including accrued interest	927,551	828,024
Less: Accrued interest	(2,571)	0
Balance – end of year	924,980	828,024
Revolving credit facility
Changes in loans and borrowings arising from investing and financing activities
Draw down on revolving credit facility	253,667	299,800
Balance – end of year	$ 527,368	$ 560,788